Cover	Aug. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2022
Entity Registrant Name	Allegiance Bancshares, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-37585
Entity Tax Identification Number	26-3564100
Entity Address, Address Line One	8847 West Sam Houston Parkway N., Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77040
City Area Code	281
Local Phone Number	894-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ABTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001642081
Amendment Flag	false